Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,244,982	61,934,923	60,263,021	61,855,783
Effect of dilutive share options outstanding	1,556,705	1,408,346	1,586,305	1,434,509
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	61,801,687	63,343,269	61,849,326	63,290,292